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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Lawrence A. Oberman          Northbrook, IL       05/14/09
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          21
                                        --------------------

Form 13F Information Table Value Total:       120,420
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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
      COLUMN 1                COLUMN 2 COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
                              TITLE OF              VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER             CLASS     CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED    NONE
    --------------             -----     -----     --------   -------   ---  ----  ----------  --------    ----    ------    ----
Ambassadors Group Inc         Common   023177108      7,641    941,037  sh            Sole                 941,037    0        0
Ambassadors Group Inc         Common   023177108         41      5,000  sh            Other                  5,000    0        0
Balchem Corp                  Common   057665200     13,284    528,620  sh            Sole                 528,620    0        0
Berkshire Hathaway Inc Del    Class B  084670207      1,692        600  sh            Sole                     600    0        0
Berkshire Hathaway Inc Del    Class B  084670207         56         20  sh            Other                     20    0        0
Blackbaud Inc                 Common   09227Q100      4,750    409,138  sh            Sole                 409,138    0        0
Dynamex Inc                   Common   26784F103      8,081    617,808  sh            Sole                 617,808    0        0
Liquidity Services Inc        Common   53635B107     10,908  1,560,567  sh            Sole               1,560,567    0        0
NVE Corp                      Com New  629445206      9,843    341,655  sh            Sole                 341,655    0        0
Perficient Inc                Common   71375U101      1,998    370,031  sh            Sole                 370,031    0        0
Pure Cycle                    Com New  746228303      3,749  1,306,108  sh            Sole               1,306,108    0        0
Repligen Corp                 Common   759916109      3,037    634,102  sh            Sole                 634,102    0        0
Scientific Learning Corp      Common   808760102     10,214  5,132,555  sh            Sole               5,132,555    0        0
Surmodics Inc                 Common   868873100     12,696    695,665  sh            Sole                 695,665    0        0
Surmodics Inc                 Common   868873100        128      7,000  sh            Other                  7,000    0        0
Universal Technical Institute Common   913915104     14,704  1,225,361  sh            Sole               1,225,361    0        0
Universal Technical Institute Common   913915104        151     12,600  sh            Other                 12,600    0        0
Websense Inc                  Common   947684106     15,543  1,295,231  sh            Sole               1,295,231    0        0
Websense Inc                  Common   947684106        103      8,600  sh            Other                  8,600    0        0
X-Rite Inc                    Common   983857103      1,785  1,716,573  sh            Sole               1,716,573    0        0
X-Rite Inc                    Common   983857103         16     15,500  sh            Other                 15,500    0        0